Fixed Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Land	$ 384	$ 392
Buildings and improvements	5,030	5,098
Machinery, tools and equipment	11,717	11,398
Other, including assets under construction	1,363	1,181
Fixed assets	18,494	18,069
Accumulated depreciation	9,762	9,477
Fixed assets, net	8,732	8,592
Property Plant And Equipment [Line Items]
Depreciation	$ 1,068	$ 1,043	$ 971
Land Buildings And Improvements [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Land Buildings And Improvements [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	12 years
Machinery And Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Machinery And Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years